Note 8 - Warrant Liability (Details)	Jun. 30, 2025 $ / shares
Share Price	$ 0.02
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 0.02
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	298.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%